Related Party Balances, Transactions and Arrangements - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥) shares
Related Party Transaction [Line Items]
Marketable securities	¥ 14,280	$ 2,077	¥ 26,362
Rosedale Hotel Holdings Limited [Member]
Related Party Transaction [Line Items]
Equity interest percentage	6.20%	6.20%	6.20%
Rosedale Hotel Holdings Limited [Member] | Marketable Securities [Member]
Related Party Transaction [Line Items]
Number of share in equity interest | shares	48,660,424	48,660,424	48,660,424
Marketable securities | ¥	¥ 10,472		¥ 18,866